COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2021
COMMITMENTS AND CONTINGENCIES
Schedule of capital commitments outstanding not provided for in the financial statements

	As of December 31,
	2020	2021

Contracted for	3,949,623	3,790,769